Financial Assets at Amortized Cost - Schedule of Financial Instruments Measured at Amortised Cost (Details) - Debt instruments valued at fair value [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount [Member]
Schedule of Financial Instruments Measured at Amortised Cost [Line Items]
Financial assets at beginning of period		$ 1,431,141	$ 902,355
Net change on Balance	[1]	(487,032)	528,786
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period		944,109	1,431,141
ECL [Member]
Schedule of Financial Instruments Measured at Amortised Cost [Line Items]
Financial assets at beginning of period		58	58
Net change on Balance	[1]	(23)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period		35	58
Stage 1 Individual [Member] | Gross carrying amount [Member]
Schedule of Financial Instruments Measured at Amortised Cost [Line Items]
Financial assets at beginning of period		1,431,141	902,355
Net change on Balance	[1]	(487,032)	528,786
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period		944,109	1,431,141
Stage 1 Individual [Member] | ECL [Member]
Schedule of Financial Instruments Measured at Amortised Cost [Line Items]
Financial assets at beginning of period		58	58
Net change on Balance	[1]	(23)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period		35	58
Stage 2 Individual [Member] | Gross carrying amount [Member]
Schedule of Financial Instruments Measured at Amortised Cost [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period
Stage 2 Individual [Member] | ECL [Member]
Schedule of Financial Instruments Measured at Amortised Cost [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period
Stage 3 Individual [Member] | Gross carrying amount [Member]
Schedule of Financial Instruments Measured at Amortised Cost [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period
Stage 3 Individual [Member] | ECL [Member]
Schedule of Financial Instruments Measured at Amortised Cost [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period

[1]	Net change between assets purchased and assets derecognized excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.